PROPERTY AND EQUIPMENT, NET - Schedule of property and equipment, net (Details)	1 Months Ended
	May 31, 2022	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)
PROPERTY AND EQUIPMENT, NET
Property and equipment, gross		¥ 66,063,591		¥ 69,022,636
Less: accumulated depreciation and amortization		(35,827,606)		(36,261,660)
Property and equipment, net		30,235,985	$ 4,258,649	32,760,976
Commercial Loan
PROPERTY AND EQUIPMENT, NET
Debt instrument term	2 years
Building
PROPERTY AND EQUIPMENT, NET
Property and equipment, gross		53,049,213		53,049,213
Computer equipment
PROPERTY AND EQUIPMENT, NET
Property and equipment, gross		2,729,055		2,842,992
Furniture, fixtures and office equipment
PROPERTY AND EQUIPMENT, NET
Property and equipment, gross		1,686,997		1,620,039
Motor vehicles
PROPERTY AND EQUIPMENT, NET
Property and equipment, gross		1,469,021		1,469,021
Software
PROPERTY AND EQUIPMENT, NET
Property and equipment, gross		1,565,195		1,565,195
Leasehold improvements
PROPERTY AND EQUIPMENT, NET
Property and equipment, gross		¥ 5,564,110		¥ 8,476,176